Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share (in shekels per share)	₪ 1	₪ 1
Common Stock, Shares Authorized	80,000,000	80,000,000
Common Stock, Shares, Issued	44,162,103	44,159,951
Common Stock, Shares, Outstanding	42,753,182	42,751,030
Treasury Stock, Shares	1,408,921	1,408,921